CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment in associates
Investments in associates	$ 2,026	$ 1,531
Earnings (losses) from associates	$ 496	(255)	$ 494
Ver T.V. S.A.
Investment in associates
Percentage of capital stock owned and voting rights	49.00%
Investments in associates	$ 1,219	847
Earnings (losses) from associates	$ 372	(223)	297
Teledifusora San Miguel Arcngel S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.10%
Investments in associates	$ 454	344
Earnings (losses) from associates	$ 110	(59)	151
La Capital Cable S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.00%
Investments in associates	$ 348	334
Earnings (losses) from associates	14	27	$ 46
Other minor investments in associates at equity method
Investment in associates
Investments in associates	$ 5	$ 6